Income Taxes - Components of Income (Loss) Before Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.K. Operations			$ (174,298)	$ (82,705)
Foreign operations			6,952	2,997
Loss before income taxes	$ (41,650)	$ (64,677)	$ (167,346)	$ (79,708)